Label	Element	Value
Cardio Diagnostics Member During Reverse Merger [Member]
Stock-based compensation	us-gaap_StockIssuedDuringPeriodValueShareBasedCompensation	$ 60,000
SAFE agreements converted to common stock	CDIO_SafeAgreementsValueConvertedToCommonStock	451,471
Adjustment to patent deposits contributed by shareholders	us-gaap_AdjustmentsToAdditionalPaidInCapitalOther	(3,279)
Other offering costs	us-gaap_AdjustmentsToAdditionalPaidInCapitalStockIssuedIssuanceCosts	1,096,309
Other offering costs	us-gaap_AdjustmentsToAdditionalPaidInCapitalStockIssuedIssuanceCosts	102,295
Other offering costs	us-gaap_AdjustmentsToAdditionalPaidInCapitalStockIssuedIssuanceCosts	95,000
Common stock and warrants issued for cash	CDIO_CommonStockAndWarrantsValueIssuedForCash	10,863,036
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecuritiesNetOfAdjustments
Cardio Diagnostics [Member]
Stock-based compensation	us-gaap_StockIssuedDuringPeriodValueShareBasedCompensation	588,263
Stock-based compensation	us-gaap_StockIssuedDuringPeriodValueShareBasedCompensation	60,000
Common stock issued to members per contribution agreement	CDIO_CommonStockIssuedToMembersValuePerContributionAgreement	1,000
Adjustment to patent deposits contributed by shareholders	us-gaap_AdjustmentsToAdditionalPaidInCapitalOther	101,215
Adjustment to patent deposits contributed by shareholders	us-gaap_AdjustmentsToAdditionalPaidInCapitalOther	(3,279)
Other offering costs	us-gaap_AdjustmentsToAdditionalPaidInCapitalStockIssuedIssuanceCosts	$ 105,000